Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Awards Grant Policy
Equity awards granted to our executive officers are generally granted early in the fiscal year and equity awards for our directors are generally granted in the second quarter in connection with the Company’s Annual Meeting. The equity awards for our executive officers and directors must be approved either by the Board or the Compensation Committee at a meeting or by unanimous written consent, per the policy adopted by the Compensation Committee governing equity to our executive employees. The timing of equity grant approvals may be changed in the event of extraordinary circumstances, including in connection with mid-year promotions and new hires. The policy further provides that the CEO may make awards to non-executive employees within prescribed limits. Generally, equity awards will be effective on the first Monday of the month following the employee’s start date, or for grants to existing employees, the date of approval. The exercise price of all stock options and stock appreciation rights must be equal to or greater than the fair market value of our common stock on the date of grant. The Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity awards in 2025. Similarly, the Compensation Committee does not time the release of material nonpublic information to affect the value of executive compensation. During fiscal 2025, we did not grant any stock options (or similar awards) to any of our named executive officers during any period beginning four business days before and ending one business day after the filing of any periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Form 8-K that disclosed any material non-public information.

Award Timing Method	Equity awards granted to our executive officers are generally granted early in the fiscal year and equity awards for our directors are generally granted in the second quarter in connection with the Company’s Annual Meeting. The equity awards for our executive officers and directors must be approved either by the Board or the Compensation Committee at a meeting or by unanimous written consent, per the policy adopted by the Compensation Committee governing equity to our executive employees. The timing of equity grant approvals may be changed in the event of extraordinary circumstances, including in connection with mid-year promotions and new hires. The policy further provides that the CEO may make awards to non-executive employees within prescribed limits. Generally, equity awards will be effective on the first Monday of the month following the employee’s start date, or for grants to existing employees, the date of approval. The exercise price of all stock options and stock appreciation rights must be equal to or greater than the fair market value of our common stock on the date of grant.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity awards in 2025. Similarly, the Compensation Committee does not time the release of material nonpublic information to affect the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false